Segment Information (Tables)	12 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Operating Segment Operating Results	The table below provides a summary of the Group’s operating segment operating results for the year ended June 30, 2024:
	For the year ended June 30, 2024
	IT services	Academic education services	Intersegment eliminations	Total
Total revenues	141,818,338	1,042,832	(48,444)	142,812,726
Total operating costs and expenses	(144,347,079)	(1,013,029)	8,967	(145,351,141)
(Loss) income from operations	(2,528,741)	29,803	(39,477)	(2,538,415)
(Loss) income before income taxes and share of income in equity method investments	(1,828,186)	24,298	(39,477)	(1,843,365)

Schedule of Revenues by Service Lines	The following table presents revenues by the service lines for the years ended June 30, 2024, 2023 and 2022:
	For the year ended June 30,
	2024	2023	2022
Revenue:
IT consulting service	136,844,784	144,286,502	144,092,811
Customized IT solution service	3,147,593	4,554,200	6,738,118
Other	1,825,961	1,515,837	1,191,452
IT services subtotal	141,818,338	150,356,539	152,022,381
Revenue:
Academic education service	1,042,832	-	-
Inter-segment*	(48,444)	-	-
Total revenue	142,812,726	150,356,539	152,022,381

Schedule of Revenue by Domestic and Overseas Market	The following table presents revenues generated in domestic and overseas markets for the years ended June 30, 2024, 2023 and 2022.
	For the year ended June 30,
	2024	2023	2022
Mainland China	120,510,430	134,185,815	137,915,276
Singapore	10,987,527	8,733,344	9,559,951
Hong Kong	6,245,523	4,311,182	3,365,491
United States	4,367,813	2,779,313	883,478
Japan	566,410	254,601	137,053
Philippines	100,278	-	-
Malaysia	26,233	92,284	161,132
India	8,512	-	-
Total	142,812,726	150,356,539	152,022,381